Acquisition	3 Months Ended
Jan. 31, 2026
Disclosure of detailed information about business combination [abstract]
Acquisition
Note 13: Acquisition
Burgundy Asset Management Ltd.
On November 1, 2025, we completed the acquisition of Burgundy Asset Management Ltd., a leading independent wealth manager in Canada, providing discretionary investment management for private clients, foundations, endowments, pensions and family offices. Burgundy operates as a wholly-owned subsidiary of BMO. The purchase price of $654 million comprised $61 million in cash, $481 million in shares of a wholly-owned subsidiary of BMO that were exchanged into BMO common shares on close, and $112 million of contingent consideration payable in similarly exchangeable shares. The $112 million of contingent consideration represents the fair value of a holdback to be paid subject to Burgundy maintaining certain assets under management 18 months post-close and the fair value of a potential earn-out, payable in the future based on the achievement of certain growth targets. The acquisition was accounted for as a business combination, and the acquired business and corresponding goodwill are included in our Wealth Management reporting segment.
As part of this acquisition, we acquired customer relationship intangible assets valued at $375 million and goodwill of $319 million. Customer relationship intangible assets will be amortized over 12 years. Goodwill primarily reflects the expected future economic benefits from expanding our wealth advice and private investment counsel offering and is not deductible for tax purposes.
The fair values of the assets acquired and liabilities assumed at the date of acquisition are as follows:

(Canadian $ in millions)
November 1, 2025
Customer relationship intangible assets	$375
Other assets	89
Total assets	464
Deferred tax liabilities	99
Other liabilities	30
Total liabilities	129
Goodwill	319
Purchase price	$654
The purchase price allocation for Burgundy is subject to refinement as we complete the valuation of the assets acquired and liabilities assumed.

Contingent consideration is remeasured at fair value each reporting period. During the quarter, the fair value of contingent consideration was remeasured to $128 million and the resulting $16 million increase was recorded as a reduction in non-interest revenue, other revenues. Changes in the fair value of the contingent consideration are not recognized for tax purposes.